CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (USD $) In Thousands, except Share data	Preferred Stock Series B	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Noncontrolling Interest	Total
Beginning Balance, Amount at Dec. 31, 2011		$ 52	$ 86,614	$ (104)	$ (85,089)	$ 104	$ 1,577
Beginning Balance, Shares at Dec. 31, 2011		52,211
Issuance of common stock, Amount			162				162
Issuance of common stock, Shares		195
Exercise of warrants/options, Amount		10	3,092				3,102
Exercise of warrants/options, Shares		9,876
Stock-based compensation expense			645				645
Deemed dividends			2,656		(2,656)
Acquisition of minority interest			104			(104)
Net Loss					(4,353)		(4,353)
Ending Balance, Amount at Dec. 31, 2012		62	93,273	(104)	(92,098)		1,133
Ending Balance, Shares at Dec. 31, 2012		62,282
Issuance of Series B preferred stock, Amount	1,341						1,341
Issuance of Series B preferred stock, Shares	3
Deemed dividends on beneficial conversion feature of preferred stock			3,148		(3,148)
Preferred dividends					(27)		(27)
Conversion of preferred stock, Amount	(202)	1	201
Conversion of preferred stock, Shares	(1)	878
Issuance of common stock, Amount		1	462				463
Issuance of common stock, Shares		670
Issuance of stock options			126				126
Exercise of warrants/options, Amount		7	3,269				3,276
Exercise of warrants/options, Shares		6,649
Stock-based compensation expense							824
Stock-based compensation expense, Amount			824				824
Deemed dividends			537		(537)
Acquisition of minority interest				(28)			(28)
Net Loss					(7,215)		(7,215)
Ending Balance, Amount at Dec. 31, 2013	$ 1,139	$ 71	$ 101,840	$ (132)	$ (103,025)		$ (107)
Ending Balance, Shares at Dec. 31, 2013	2	70,479